Securities - Aggregate Fair Value of Investments with Continuous Unrealized Loss Position (Detail) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 54,834		$ 17,297
Less than 12 months Unrealized losses	439		71
12 months or more Fair value	5,890		14,046
12 months or more Unrealized losses	373		462
Total Fair value	60,724		31,343
Total Unrealized losses	812		533		$ 1,837
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	8
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	240
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	248		282		343
Securities available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	25,392	[1]	15,635	[2]
Less than 12 months Unrealized losses	190	[1]	61	[2]
12 months or more Fair value	3,778	[1]	8,087	[2]
12 months or more Unrealized losses	327	[1]	398	[2]
Total Fair value	29,170	[1]	23,722	[2]
Total Unrealized losses	517	[1],[3]	459	[2],[4]	1,475	[5]
Securities available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	6,343		6,049
Less than 12 months Unrealized losses	36		15
12 months or more Fair value	0		0
12 months or more Unrealized losses	0		0
Total Fair value	6,343		6,049
Total Unrealized losses	36		15		605
Securities available-for-sale | U.S. Government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	148		32
Less than 12 months Unrealized losses	1		0
12 months or more Fair value	10		100
12 months or more Unrealized losses	0		2
Total Fair value	158		132
Total Unrealized losses	1		2		5
Securities available-for-sale | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	143		410
Less than 12 months Unrealized losses	2		18
12 months or more Fair value	117		393
12 months or more Unrealized losses	11		6
Total Fair value	260		803
Total Unrealized losses	13		24		92
Securities available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	8,500		3,385
Less than 12 months Unrealized losses	44		13
12 months or more Fair value	1,316		5,016
12 months or more Unrealized losses	243		312
Total Fair value	9,816		8,401
Total Unrealized losses	287		325		550
Securities available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	72		143
Less than 12 months Unrealized losses	0		1
12 months or more Fair value	417		382
12 months or more Unrealized losses	20		25
Total Fair value	489		525
Total Unrealized losses	20		26		50
Securities available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2		0
Less than 12 months Unrealized losses	0		0
12 months or more Fair value	298		449
12 months or more Unrealized losses	21		25
Total Fair value	300		449
Total Unrealized losses	21		25		57
Securities available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	567		175
Less than 12 months Unrealized losses	9		1
12 months or more Fair value	224		394
12 months or more Unrealized losses	7		6
Total Fair value	791		569
Total Unrealized losses	16		7		27
Securities available-for-sale | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,551		719
Less than 12 months Unrealized losses	31		1
12 months or more Fair value	172		550
12 months or more Unrealized losses	4		8
Total Fair value	2,723		1,269
Total Unrealized losses	35		9		34
Securities available-for-sale | Asset-backed CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,599		1,376
Less than 12 months Unrealized losses	10		7
12 months or more Fair value	455		0
12 months or more Unrealized losses	3		0
Total Fair value	2,054		1,376
Total Unrealized losses	13		7		0
Securities available-for-sale | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,001		1,078
Less than 12 months Unrealized losses	10		2
12 months or more Fair value	546		539
12 months or more Unrealized losses	7		4
Total Fair value	2,547		1,617
Total Unrealized losses	17		6		9
Securities available-for-sale | Corporate bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	338		51
Less than 12 months Unrealized losses	10		0
12 months or more Fair value	128		230
12 months or more Unrealized losses	4		7
Total Fair value	466		281
Total Unrealized losses	14		7		25
Securities available-for-sale | Sovereign debt/sovereign guaranteed
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,063		2,175
Less than 12 months Unrealized losses	30		2
12 months or more Fair value	43		0
12 months or more Unrealized losses	0		0
Total Fair value	2,106		2,175
Total Unrealized losses	30		2		18
Securities available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	45	[6]	42	[7]
Less than 12 months Unrealized losses	1	[6]	1	[7]
12 months or more Fair value	52	[6]	34	[7]
12 months or more Unrealized losses	7	[6]	3	[7]
Total Fair value	97	[6]	76	[7]
Total Unrealized losses	8	[6],[8]	4	[7],[9]	3	[10]
Securities available-for-sale | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	505
Less than 12 months Unrealized losses	3
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	505
Total Unrealized losses	3		0		0
Securities available-for-sale | Foreign covered bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	515
Less than 12 months Unrealized losses	3
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	515
Total Unrealized losses	3		0		0
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	29,442		1,662
Less than 12 months Unrealized losses	249		10
12 months or more Fair value	2,112		5,959
12 months or more Unrealized losses	46		64
Total Fair value	31,554		7,621
Total Unrealized losses	295		74		362
Held-to-maturity | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	9,121		1,066
Less than 12 months Unrealized losses	51		6
12 months or more Fair value	0		1,559
12 months or more Unrealized losses	0		10
Total Fair value	9,121		2,625
Total Unrealized losses	51		16		84
Held-to-maturity | U.S. Government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,122		0
Less than 12 months Unrealized losses	6		0
12 months or more Fair value	0		340
12 months or more Unrealized losses	0		3
Total Fair value	1,122		340
Total Unrealized losses	6		3		13
Held-to-maturity | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	4		5
Less than 12 months Unrealized losses	1		1
12 months or more Fair value	0		0
12 months or more Unrealized losses	0		0
Total Fair value	4		5
Total Unrealized losses	1		1		0
Held-to-maturity | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	16,491		551
Less than 12 months Unrealized losses	171		3
12 months or more Fair value	1,917		3,808
12 months or more Unrealized losses	34		41
Total Fair value	18,408		4,359
Total Unrealized losses	205		44		236
Held-to-maturity | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	40		40
Less than 12 months Unrealized losses	0		0
12 months or more Fair value	29		33
12 months or more Unrealized losses	2		2
Total Fair value	69		73
Total Unrealized losses	2		2		3
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	9		0
Less than 12 months Unrealized losses	0		0
12 months or more Fair value	166		219
12 months or more Unrealized losses	10		8
Total Fair value	175		219
Total Unrealized losses	10		8		20
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0		0		0
Held-to-maturity | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	494
Less than 12 months Unrealized losses	9
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	494
Total Unrealized losses	9
Held-to-maturity | Sovereign debt/sovereign guaranteed
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,161
Less than 12 months Unrealized losses	11
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	2,161
Total Unrealized losses	11		$ 0		$ 6
Held-to-maturity | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0
Held-to-maturity | Foreign covered bonds
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	$ 0

[1]	Includes gross unrealized losses for less than 12 months of $8 million and gross unrealized losses for 12 months or more of $240 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[2]	Includes gross unrealized losses for 12 months or more of $282 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[3]	Includes gross unrealized gains of $84 million and gross unrealized losses of $248 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses primarily are related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[4]	Includes gross unrealized gains of $60 million and gross unrealized losses of $282 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[5]	Includes gross unrealized gains of $74 million and gross unrealized losses of $343 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[6]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[7]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[8]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[9]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[10]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.